Revenues	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Disclosure of revenue [text block]

NOTE 17 - REVENUES:

a.	Disaggregation of Revenues:

The following table present the Group’s revenues disaggregated by revenue type for the years ended December 31, 2019, 2018 and 2017:

	Year ended on December 31,
	2019	2018	2017
	USD in thousands

Miniature camera and related equipment	188	175	306
Development services	85	217	-
MUSE and related equipment	-	44	161
	273	436	467

Revenues from products are recognized at a point of time and revenues from services are recognized over time.

b.	Contract liabilities:

The Company’s contract liabilities as of December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	349	179
Deferred revenue relating to new sales	2,069	200
Revenue recognition during the period	(116)	(30)
Balance at end of year	2,302	349

Composition of contract liabilities:

	December 31,
	2019	2018
	USD in thousands

Current contract liabilities	502	231
Non-current contract liabilities	(*)1,800	118
	2,302	349

(*) On June 3, 2019, the Company entered into a Licensing and Sale Agreement with Shanghai Golden Grand-Medical Instruments Ltd. (hereinafter “Golden Grand”) for the know-how licensing and sale of goods relating to MUSE system in China, Hong Kong, Taiwan and Macao. Under the agreement, the Company committed to provide a license, training services and goods to Golden Grand in consideration for USD 3 million to be paid to the Company in four milestones based installments. The final milestone and the final installment shall be completed and paid upon the completion of a MUSE assembly line in China. The payment of a substantial amount of the consideration is contingent on achievement of certain milestones such as establishing a MUSE™ assembly line in China. In the event that Company is not able to meet such milestones, due to various factors including natural disasters, public health crises, political crises and trade wars which are not under Company control, Company entitlement to the aggregate consideration under the agreement may be impaired.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2019, the total RPO amounted to $3,906 thousand. The Company expects to recognize $906 thousand of this RPO during the next 12 months and $3,000 thousand more than 12 months after the end of the reporting period (out of which the receipt of the remaining consideration amounting to $1,200 thousand is subject to meeting future milestones pursuant to the Licensing and Sale Agreement with Golden Grand as described above).